Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Other Related Party Transactions [Line Items]
Advance to related party	$ 22	$ 85
Advertisement revenue	38,378	48,028	61,795
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Game sharing costs paid and payable to Zhuhai Qianyou	402	1,760	1,041
Hao Cheng [Member]
Schedule of Other Related Party Transactions [Line Items]
Advance to related party		85
Repayment from related party	85
Beijing Millet Technology Co., LTD [Member]
Schedule of Other Related Party Transactions [Line Items]
Advance to related party	5
Technology service revenue related party	303
Advertisement revenue	871
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Advance to related party	10
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Advance to related party	$ 7